Segment Information - Summary of Segment Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Revenue
Total external revenue (Note 6.1)		¥ 21,265,930	$ 3,363,691	¥ 20,581,170	¥ 18,016,085
Results
Interest income		132,083	20,892	166,970	177,261
Interest expense		(111,792)	(17,683)	(147,293)	(126,851)
Impairment of property, plant and equipment		(7,227)	(1,143)	(3,920)	(3,950)
Staff severance cost		(11,771)	(1,862)	(19,712)	(15,454)
Depreciation and amortization		(573,596)	(90,728)	(494,607)	(465,209)
Share of profit of associates and joint venture		(95,895)	(15,168)	(58,970)	19,034
Income tax expense		(43,816)	(6,930)	(192,538)	(172,619)
Segment profit after tax		407,894	64,517	779,326	860,700
Total assets		25,100,686		26,290,958	23,854,191	$ 3,970,244
Total liabilities		(13,485,342)		(14,458,248)	(12,280,806)	(2,133,012)
Other disclosures
Investment in joint ventures		151,095		227,120	273,991	$ 23,899
Capital expenditure		478,891	$ 75,748	554,847	918,280
Operating segments [member] | Yuchai segment [member]
Revenue
Total external revenue (Note 6.1)		21,254,134		20,557,660	17,980,304
Results
Interest income		129,520		158,569	158,855
Interest expense		(111,747)		(147,161)	(126,379)
Impairment of property, plant and equipment		(7,227)		(3,920)	(3,950)
Staff severance cost		(11,771)		(19,712)	(15,454)
Depreciation and amortization		(567,465)		(488,536)	(458,665)
Share of profit of associates and joint venture		(96,658)		(59,476)	18,137
Income tax expense		(29,043)		(156,007)	(141,330)
Segment profit after tax		443,499		829,042	884,562
Total assets		24,092,883		25,330,625	22,817,479
Total liabilities		(13,402,330)		(14,328,688)	(12,127,021)
Other disclosures
Investment in joint ventures		147,106		223,918	271,274
Capital expenditure		474,562		550,424	917,192
Operating segments [member] | HL Global Enterprises Limited segment [member]
Revenue
Total external revenue (Note 6.1)		11,796		23,510	35,781
Results
Interest income		1,363		3,538	5,167
Interest expense		(19)		(35)	(51)
Depreciation and amortization		(5,221)		(5,181)	(5,551)
Share of profit of associates and joint venture		763		506	897
Income tax expense		(245)		(200)	(527)
Segment profit after tax		(6,728)		1,052	4,457
Total assets		368,415		392,096	416,397
Total liabilities		(10,322)		(10,346)	(15,575)
Other disclosures
Investment in joint ventures		3,989		3,202	2,717
Capital expenditure		4,310		4,409	1,033
Operating segments [member] | Corporate segment [member]
Results
Interest income		1,200		4,863	13,239
Interest expense		(26)		(97)	(421)
Depreciation and amortization		(910)		(890)	(993)
Income tax expense				(69)	(41)
Segment profit after tax		(20,321)		(17,127)	1,939
Total assets		2,146,060		2,075,262	2,120,767
Total liabilities		(13,550)		(15,797)	(31,278)
Other disclosures
Capital expenditure		19		14	55
Elimination of intersegment amounts [member]
Results
Interest expense				0
Income tax expense	[1]	(14,528)		(36,262)	(30,721)
Segment profit after tax	[1]	(8,556)		(33,641)	(30,258)
Total assets		(1,506,672)		(1,507,025)	(1,500,452)
Total liabilities	[2]	¥ 59,140		¥ 103,417	¥ 106,932

[1]	This relates mainly to the deferred tax expense relating to withholding tax on dividends from Yuchai.
[2]	This relates mainly to the deferred tax liabilities relating to cumulative withholding tax on dividends that are expected to be declared from income earned after December 31, 2007 by Yuchai.